Other Receivable and Prepaid Expenses - Schedule of Other Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Receivable and Prepaid Expenses [Abstract]
Government authorities	$ 430	$ 173
Advances to suppliers	615	655
Prepaid expenses	285	248
Other	110	74
Other Accounts Receivable and Prepaid Expenses	$ 1,440	$ 1,150